iShares
®
MSCI Intl Quality Factor ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  5 .0%
Aristocrat Leisure Ltd. ...................... 631,000 $ 21,709,853
ASX Ltd. .............................. 348,997 15,276,635
BHP Group Ltd. .......................... 4,564,689 180,667,393
Brambles Ltd. ........................... 2,047,742 33,362,780
Cochlear Ltd. ........................... 43,626 2,968,367
Computershare Ltd. ....................... 910,896 20,011,649
Evolution Mining Ltd. ...................... 1,567,229 13,856,098
Fortescue Ltd. ........................... 1,487,535 21,439,946
Insurance Australia Group Ltd. ................ 3,469,177 18,865,728
Medibank Pvt Ltd. ........................ 5,823,712 19,802,546
Pro Medicus Ltd. ......................... 70,102 6,880,343
QBE Insurance Group Ltd. .................. 2,731,743 44,248,405
REA Group Ltd. .......................... 133,397 16,515,198
Rio Tinto Ltd. ........................... 315,853 38,688,693
Stockland .............................. 3,131,985 9,185,167
Suncorp Group Ltd. ....................... 1,751,754 21,799,486
Telstra Group Ltd. ........................ 4,518,545 17,353,573
Wesfarmers Ltd. ......................... 1,591,183 84,527,376
Woodside Energy Group Ltd. ................. 2,577,093 61,612,213
648,771,449
a
Austria  —  0 .2%
OMV AG .............................. 201,197 14,202,514
Verbund AG ............................ 94,545 7,133,726
21,336,240
a
Belgium  —  0 .2%
Ageas SA/N.V. .......................... 250,165 19,604,088
Lotus Bakeries N.V. ....................... 401 4,827,401
24,431,489
a
Canada  —  8 .3%
Agnico Eagle Mines Ltd. .................... 387,735 72,911,364
Alimentation Couche-Tard, Inc. ................ 390,797 23,119,555
ARC Resources Ltd. ....................... 995,424 23,611,412
Barrick Mining Corp. ....................... 1,197,702 47,058,089
Brookfield Asset Management Ltd. , Class A ....... 1,099,284 52,813,541
Canadian National Railway Co. ............... 612,563 68,803,134
CCL Industries, Inc. , Class B , NVS ............. 112,494 7,104,012
Celestica, Inc.
(a)
.......................... 137,574 56,481,958
CGI, Inc. .............................. 150,401 9,844,409
FirstService Corp. ........................ 50,938 6,825,358
Franco-Nevada Corp. ...................... 145,208 33,500,411
Great-West Lifeco, Inc. ..................... 477,278 25,502,144
iA Financial Corp., Inc. ..................... 161,288 20,757,808
IGM Financial, Inc. ........................ 123,860 6,905,376
Imperial Oil Ltd. .......................... 378,399 50,689,058
Intact Financial Corp. ...................... 293,154 56,487,745
Keyera Corp. ........................... 303,218 11,714,860
Kinross Gold Corp. ........................ 1,063,154 32,207,301
Lundin Gold, Inc. ......................... 91,906 6,176,684
Manulife Financial Corp. .................... 2,551,593 100,328,032
Power Corp. of Canada .................... 752,589 41,985,640
Sun Life Financial, Inc. ..................... 819,051 59,013,157
Suncor Energy, Inc. ....................... 1,924,960 131,906,561
TMX Group Ltd. .......................... 390,277 15,917,360
Toromont Industries Ltd. .................... 99,785 15,516,316
Tourmaline Oil Corp.
(b)
..................... 443,037 21,461,210
Wheaton Precious Metals Corp. ............... 359,942 45,466,079
Whitecap Resources, Inc. ................... 2,376,297 28,042,876
1,072,151,450
a
Security Shares Value
a
Denmark  —  1 .5%
Carlsberg A.S. , Class B .................... 79,368 $ 10,747,523
Coloplast A.S. , Class B ..................... 72,101 4,453,942
Demant A.S.
(a) (b)
.......................... 47,217 1,497,420
Genmab A.S.
(a)
.......................... 43,843 11,608,594
Novo Nordisk A.S. , Class B .................. 3,363,543 143,071,440
Pandora A.S. ........................... 101,371 7,714,227
ROCKWOOL A.S. , Class B .................. 129,283 3,763,490
Tryg A.S. .............................. 544,160 13,075,394
195,932,030
a
Finland  —  1 .1%
Elisa OYJ .............................. 312,674 15,185,927
Fortum OYJ ............................ 334,688 8,431,818
Kone OYJ , Class B ....................... 814,641 51,820,791
Metso OYJ ............................. 761,622 13,156,501
Orion OYJ , Class B ....................... 115,058 9,295,344
UPM-Kymmene OYJ ...................... 294,693 8,829,838
Wartsila OYJ Abp ......................... 739,007 31,036,199
137,756,418
a
France  —  6 .9%
Air Liquide SA ........................... 475,131 102,219,759
Amundi SA
(c)
............................ 100,032 9,668,717
AXA SA ............................... 2,273,766 109,607,531
Bureau Veritas SA ........................ 572,782 17,551,948
Dassault Aviation SA ...................... 18,711 6,543,195
Euronext N.V.
(c)
.......................... 125,183 20,954,531
Hermes International SCA ................... 49,201 94,126,483
Legrand SA ............................ 296,922 53,197,561
L'Oreal SA ............................. 204,937 88,264,098
LVMH Moet Hennessy Louis Vuitton SE .......... 231,314 123,570,062
Publicis Groupe SA ....................... 376,259 35,156,619
Schneider Electric SE ...................... 624,721 198,791,680
Thales SA .............................. 106,404 29,233,126
888,885,310
a
Germany  —  6 .3%
Allianz SE , Registered ..................... 705,547 322,246,138
Beiersdorf AG ........................... 59,757 4,953,834
Continental AG .......................... 165,152 12,495,903
CTS Eventim AG & Co. KGaA ................ 112,515 7,426,406
Deutsche Boerse AG ...................... 327,913 100,602,959
GEA Group AG .......................... 203,716 13,930,423
Hannover Rueck SE ....................... 118,128 35,692,715
Henkel AG & Co. KGaA .................... 56,249 3,876,448
Knorr-Bremse AG ........................ 66,576 7,764,954
MTU Aero Engines AG ..................... 80,291 27,536,304
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 247,293 147,923,691
Nemetschek SE .......................... 46,762 3,393,708
Rational AG ............................ 10,582 7,737,518
Rheinmetall AG .......................... 57,483 91,674,449
Scout24 SE
(c)
........................... 118,768 9,888,897
Symrise AG ............................ 91,259 8,072,830
Talanx AG .............................. 90,172 11,753,039
816,970,216
a
Hong Kong  —  2 .7%
CK Asset Holdings Ltd. ..................... 2,586,500 16,293,011
CK Infrastructure Holdings Ltd. ................ 677,000 5,699,381
CLP Holdings Ltd. ........................ 1,492,000 14,346,060
Futu Holdings Ltd. , ADR .................... 116,070 17,933,976
Henderson Land Development Co. Ltd. .......... 1,435,000 5,672,133
HKT Trust & HKT Ltd. , Class SS ............... 4,835,000 7,843,098
Hong Kong & China Gas Co. Ltd. .............. 10,371,370 9,602,044

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Hong Kong (continued)
Hong Kong Exchanges & Clearing Ltd. .......... 2,805,000 $ 149,401,884
Link REIT .............................. 3,004,500 15,128,535
Power Assets Holdings Ltd. .................. 1,544,500 12,763,861
Sino Land Co. Ltd. ........................ 5,132,000 8,229,518
SITC International Holdings Co. Ltd. ............ 2,920,000 12,225,953
Sun Hung Kai Properties Ltd. ................. 1,979,000 34,646,507
Techtronic Industries Co. Ltd. ................. 1,988,500 28,832,647
Wharf Real Estate Investment Co. Ltd. .......... 1,795,000 5,621,030
344,239,638
a
Ireland  —  0 .3%
AIB Group PLC .......................... 2,625,693 30,265,173
Kingspan Group PLC ...................... 155,515 14,388,814
44,653,987
a
Israel  —  1 .3%
Bank Hapoalim BM ....................... 1,719,523 46,134,853
Bank Leumi Le-Israel BM ................... 1,914,887 48,474,683
Check Point Software Technologies Ltd.
(a)
........ 117,289 13,191,494
Mizrahi Tefahot Bank Ltd. ................... 224,427 17,647,427
Nova Ltd.
(a)
............................. 28,129 14,045,836
Phoenix Financial Ltd. ..................... 388,328 23,365,161
162,859,454
a
Italy  —  2 .6%
Banca Mediolanum SpA .................... 385,877 8,457,798
Buzzi SpA .............................. 64,485 3,530,795
Enel SpA .............................. 6,325,739 73,857,329
Ferrari N.V. ............................. 229,061 79,266,750
FinecoBank Banca Fineco SpA ............... 1,337,497 33,204,190
Generali ............................... 1,125,507 50,436,185
Moncler SpA ............................ 282,360 17,046,532
Prysmian SpA ........................... 272,418 41,437,258
Recordati Industria Chimica e Farmaceutica SpA ... 60,026 3,504,779
Terna - Rete Elettrica Nazionale ............... 1,057,959 12,725,407
Unipol Assicurazioni SpA .................... 654,731 17,107,206
340,574,229
a
Japan  —  13 .0%
Advantest Corp. .......................... 1,072,400 200,236,956
Asics Corp. ............................. 984,800 27,965,967
Bandai Namco Holdings, Inc. ................. 668,000 15,334,136
Capcom Co. Ltd. ......................... 737,700 15,575,509
Chugai Pharmaceutical Co. Ltd. ............... 449,000 23,944,882
Daifuku Co. Ltd. .......................... 445,400 19,473,626
Daiichi Life Group, Inc. ..................... 4,575,000 41,887,232
Daito Trust Construction Co. Ltd. .............. 784,500 17,645,775
Daiwa House Industry Co. Ltd. ................ 899,100 27,432,401
Disco Corp. ............................. 100,300 47,720,970
Ebara Corp. ............................ 519,600 17,774,431
Fast Retailing Co. Ltd. ..................... 233,900 110,107,303
Fuji Electric Co. Ltd. ....................... 147,400 12,388,205
Fujikura Ltd. ............................ 2,136,900 82,447,980
Hoya Corp. ............................. 254,900 47,600,976
Japan Exchange Group, Inc. ................. 2,016,800 24,023,564
KDDI Corp. ............................. 3,624,300 59,309,954
Kikkoman Corp. .......................... 428,800 3,895,788
Konami Group Corp. ...................... 159,900 19,199,698
Lasertec Corp. .......................... 126,400 34,934,219
MatsukiyoCocokara & Co. ................... 197,900 2,889,715
MonotaRO Co. Ltd. ....................... 449,500 5,344,860
MS&AD Insurance Group Holdings, Inc. ......... 2,591,700 66,643,147
Nexon Co. Ltd. .......................... 471,700 7,963,465
Nintendo Co. Ltd. ......................... 1,532,000 74,943,737
Nippon Building Fund, Inc. ................... 8,887 7,442,022
Security Shares Value
a
Japan (continued)
Nitori Holdings Co. Ltd. ..................... 315,900 $ 4,566,893
Nitto Denko Corp. ........................ 556,100 10,577,165
Nomura Research Institute Ltd. ............... 313,500 8,461,283
Obic Co. Ltd. ............................ 242,900 6,454,618
Olympus Corp. .......................... 544,400 5,354,454
Oracle Corp. Japan ....................... 70,700 3,903,617
Osaka Gas Co. Ltd. ....................... 280,700 10,086,508
Pan Pacific International Holdings Corp. ......... 1,923,200 10,877,717
Recruit Holdings Co. Ltd. ................... 2,657,500 123,108,593
Sanrio Co. Ltd. .......................... 1,261,500 7,351,526
SCREEN Holdings Co. Ltd. .................. 149,400 9,905,373
Secom Co. Ltd. .......................... 350,500 12,850,883
Sekisui Chemical Co. Ltd. ................... 326,900 5,009,371
Shin-Etsu Chemical Co. Ltd. ................. 1,287,100 59,260,881
Subaru Corp. ........................... 458,700 6,832,430
Suzuki Motor Corp. ....................... 1,554,600 17,385,762
Toho Co. Ltd. ........................... 674,400 6,274,240
Tokio Marine Holdings, Inc. .................. 4,385,300 200,832,578
Tokyo Electron Ltd. ....................... 512,900 151,142,720
Unicharm Corp. .......................... 645,700 3,761,892
ZOZO, Inc. ............................. 944,000 6,355,441
1,684,480,463
a
Netherlands  —  8 .0%
Adyen N.V.
(a) (c)
........................... 52,826 59,611,780
ASML Holding N.V. ....................... 540,071 780,697,261
ASR Nederland N.V. ....................... 198,632 15,087,971
BE Semiconductor Industries N.V. ............. 88,766 25,965,344
Coca-Cola Europacific Partners PLC ............ 123,872 11,714,575
CVC Capital Partners PLC
(c)
................. 476,454 7,251,577
InPost SA
(a)
............................. 251,267 4,506,794
Koninklijke KPN N.V. ...................... 5,376,459 28,750,849
Magnum Ice Cream Co. N.V. (The)
(a) (b)
........... 583,147 8,514,064
Universal Music Group N.V. .................. 2,809,931 58,917,492
Wolters Kluwer N.V. ....................... 341,746 26,671,706
1,027,689,413
a
New Zealand  —  0 .1%
Contact Energy Ltd. ....................... 810,316 4,547,596
Fisher & Paykel Healthcare Corp. Ltd. ........... 347,225 7,482,791
12,030,387
a
Norway  —  1 .0%
Aker BP ASA ............................ 603,952 23,609,867
Equinor ASA ............................ 1,330,298 54,139,438
Gjensidige Forsikring ASA ................... 454,532 12,768,285
Kongsberg Gruppen ASA ................... 897,122 30,018,006
Orkla ASA .............................. 434,914 5,364,234
125,899,830
a
Portugal  —  0 .0%
Jeronimo Martins SGPS SA .................. 133,116 3,196,498
a
Singapore  —  2 .7%
CapitaLand Ascendas REIT .................. 4,901,344 9,633,427
CapitaLand Integrated Commercial Trust ......... 7,861,500 14,642,171
DBS Group Holdings Ltd. ................... 2,589,980 119,425,705
Oversea-Chinese Banking Corp. Ltd. ........... 5,083,100 87,696,686
Sembcorp Industries Ltd.
(b)
.................. 803,700 4,217,770
Singapore Exchange Ltd. ................... 1,984,647 33,934,965
Singapore Technologies Engineering Ltd. ......... 2,066,300 17,510,811
United Overseas Bank Ltd. .................. 1,580,600 45,014,002
Yangzijiang Shipbuilding Holdings Ltd. ........... 4,742,500 16,174,124
348,249,661
a

iShares
®
MSCI Intl Quality Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Spain  —  2 .8%
CaixaBank SA ........................... 4,799,364 $ 61,087,947
Endesa SA ............................. 415,566 18,626,367
Iberdrola SA ............................ 6,498,833 152,360,014
Industria de Diseno Textil SA ................. 1,965,359 117,627,979
Mapfre SA ............................. 1,522,635 7,453,795
Naturgy Energy Group SA ................... 252,963 7,950,713
Redeia Corp. SA ......................... 120,954 2,115,168
367,221,983
a
Sweden  —  3 .8%
AddTech AB , Class B ...................... 384,162 14,108,726
Alfa Laval AB ........................... 409,006 24,613,673
Assa Abloy AB , Class B .................... 1,106,425 42,583,749
Atlas Copco AB , Class A .................... 4,962,546 95,368,379
Atlas Copco AB , Class B .................... 2,889,015 49,260,938
Boliden AB ............................. 194,468 10,222,284
Epiroc AB , Class A ........................ 950,708 27,446,363
Epiroc AB , Class B ........................ 563,782 14,048,180
EQT AB ............................... 734,689 23,973,303
Essity AB , Class B ........................ 333,789 8,839,339
Evolution AB
(c)
........................... 241,136 16,994,225
Indutrade AB ............................ 291,471 6,296,887
Investment AB Latour , Class B ................ 148,469 3,408,367
Lifco AB , Class B ......................... 290,548 9,142,159
Sandvik AB ............................. 1,193,401 50,202,944
SKF AB , Class B ......................... 375,971 9,466,470
Swedish Orphan Biovitrum AB
(a)
............... 127,607 5,986,438
Tele2 AB , Class B ........................ 772,559 15,852,406
Volvo AB , Class B ........................ 1,744,098 60,793,562
488,608,392
a
Switzerland  —  14 .9%
ABB Ltd. , Registered ...................... 2,827,763 285,998,999
Belimo Holding AG , Registered ............... 20,594 18,859,141
BKW AG .............................. 24,004 4,798,256
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 542 6,641,902
Chocoladefabriken Lindt & Spruengli AG , Registered . 62 8,006,399
Cie Financiere Richemont SA , Class A, Registered .. 509,735 97,826,949
EMS-Chemie Holding AG , Registered ........... 7,697 6,561,106
Geberit AG , Registered ..................... 71,285 48,171,596
Givaudan SA , Registered ................... 9,286 33,114,416
Helvetia Baloise Holding AG ................. 121,953 33,437,564
Holcim AG
(a)
............................ 463,297 43,052,497
Kuehne + Nagel International AG , Registered ...... 97,732 22,954,005
Logitech International SA , Registered ........... 194,828 19,231,955
Nestle SA , Registered ..................... 2,544,896 257,644,365
Novartis AG , Registered .................... 1,969,369 291,052,394
Partners Group Holding AG .................. 57,539 62,556,546
Roche Holding AG , Bearer .................. 31,591 13,213,302
Roche Holding AG , NVS .................... 688,312 280,487,030
Schindler Holding AG , Participation Certificates , NVS 64,307 22,482,919
Schindler Holding AG , Registered .............. 37,314 12,494,255
Sika AG , Registered ....................... 129,233 23,839,123
Sonova Holding AG , Registered ............... 28,335 6,211,261
Straumann Holding AG , Registered ............. 82,773 8,983,253
Swiss Re AG ............................ 408,115 65,742,697
VAT Group AG
(c)
......................... 52,106 39,144,651
Zurich Insurance Group AG .................. 298,245 207,942,383
1,920,448,964
a
United Kingdom  —  16 .3%
3i Group PLC ........................... 1,978,247 68,798,934
Admiral Group PLC ....................... 646,242 29,705,241
AstraZeneca PLC ........................ 1,376,242 261,103,675
Security Shares Value
a
United Kingdom (continued)
Autotrader Group PLC
(c)
.................... 2,419,336 $ 16,274,690
BAE Systems PLC ........................ 3,604,360 100,250,035
British American Tobacco PLC ................ 1,334,554 78,598,292
Bunzl PLC ............................. 386,828 12,752,182
Centrica PLC ........................... 3,971,368 11,607,873
Coca-Cola HBC AG , Class DI
(a)
............... 177,837 10,373,037
Compass Group PLC ...................... 2,464,914 69,651,090
Diageo PLC ............................ 1,644,150 33,243,688
Endeavour Mining PLC ..................... 129,442 7,812,695
Experian PLC ........................... 1,572,771 57,546,154
Fresnillo PLC ........................... 216,548 9,562,058
GSK PLC .............................. 3,872,238 101,520,282
Halma PLC ............................. 290,268 17,467,646
Imperial Brands PLC ...................... 718,486 27,297,175
Intertek Group PLC ....................... 309,582 19,942,686
Land Securities Group PLC .................. 873,128 7,025,437
London Stock Exchange Group PLC ............ 700,816 90,935,551
National Grid PLC ........................ 4,243,748 75,965,533
Next PLC .............................. 192,620 33,995,213
Prudential PLC .......................... 4,751,885 71,608,720
Reckitt Benckiser Group PLC ................. 708,540 45,083,382
RELX PLC ............................. 3,252,056 118,590,548
Rio Tinto PLC ........................... 976,149 98,333,832
Sage Group PLC (The) ..................... 1,246,557 14,867,235
Schroders PLC .......................... 1,115,397 8,782,617
Segro PLC ............................. 1,653,463 15,661,573
Shell PLC .............................. 7,243,593 329,342,778
Smiths Group PLC ........................ 445,371 15,376,715
Spirax Group PLC ........................ 80,032 7,810,880
SSE PLC .............................. 1,107,612 39,657,339
Sunbelt Rentals Holdings, Inc. ................ 419,994 31,568,421
Unilever PLC ........................... 2,591,988 151,152,095
Wise PLC , Class A
(a)
....................... 1,660,312 23,744,669
2,113,009,971
a
Total Common Stocks — 99.0%
(Cost: $ 10,013,773,509 ) .............................. 12,789,397,472
a
Preferred Stocks
Germany  —  0 .1%
Dr Ing hc F Porsche AG , Preference Shares , NVS
(b)
.. 91,651 4,450,660
Henkel AG & Co. KGaA , Preference Shares , NVS ... 90,590 6,592,051
a
Total Preferred Stocks — 0.1%
(Cost: $ 15,021,439 ) ................................. 11,042,711
a
Warrants
Canada  —  0 .0%
Constellation Software Inc., (Issued 08/29/23,1 Share
for 1 Warrant, Expires 03/31/40, Strike Price CAD
11.50)
(a) (d)
............................ 15,091 —
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.1%
(Cost: $ 10,028,794,948 ) .............................. 12,800,440,183

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(e) (f) (g)
...................... 35,572,016 $ 35,582,688
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(e) (f)
............................. 3,524,474 3,524,474
a
Total Short-Term Securities — 0.3%
(Cost: $ 39,106,260 ) ................................. 39,107,162
Total Investments —  99.4%
(Cost: $ 10,067,901,208 ) .............................. 12,839,547,345
Other Assets Less Liabilities — 0 .6% ...................... 82,232,372
Net Assets — 100.0% ................................. $ 12,921,779,717
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares
Held at
04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 6,535,013 $ 29,049,457
(a)
$ — $ (2,683) $ 901 $ 35,582,688 35,572,016 $ 65,870
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 2,750,000 774,474
(a)
— — — 3,524,474 3,524,474 85,469 —
$ — $ (2,683) $ 901
$ 39,107,162
$ 151,339 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ........................................................................ 85 06/11/26 $ 20,413 $ 723,302
SPI 200 Index ....................................................................... 119 06/18/26 18,566 (65,732)
Euro STOXX 50 Index ................................................................. 727 06/19/26 49,829 1,312,294
FTSE 100 Index ..................................................................... 204 06/19/26 28,851 191,418
$ 2,161,282

iShares
®
MSCI Intl Quality Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026

Schedule of Investments
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,705,785,636  $ 11,083,611,836  $ —  $ 12,789,397,472
Preferred Stocks ......................................... —  11,042,711  —  11,042,711
Warrants .............................................. —  —  —  —
Short-Term Securities
Money Market Funds ...................................... 39,107,162  —  —  39,107,162
$ 1,744,892,798  $ 11,094,654,547  $ —  $ 12,839,547,345
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,227,014  $ —  $ —  $ 2,227,014
Liabilities
Equity Contracts ........................................... (65,732) —  —  (65,732)
$ 2,161,282  $ —  $ —  $ 2,161,282
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)